Shareholders’ Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Shareholders’ Deficit

Note 7—Shareholders’ Deficit

Ordinary Shares:

The authorized ordinary shares of the Company include 200,000,000 Class A ordinary shares, par value, $0.0001, and 20,000,000 Class B ordinary shares, par value, $0.0001, or 220,000,000 ordinary shares in total. Upon completion of the Public Offering, the Company may (depending on the terms of the Business Combination) be required to increase the authorized number of shares at the same time as its shareholders vote on the Business Combination to the extent the Company seeks shareholder approval in connection with its Business Combination. Holders of the Class A and Class B ordinary shares vote together as a single class and are entitled to one vote for each share of Class A and Class B ordinary shares.

In connection with the Extension, a total of 167 Class A ordinary shareholders elected to redeem an aggregate of 17,910,004 Class A Ordinary Shares, representing approximately 89.55% of the Class A Ordinary Shares then issued and outstanding, for an aggregate of approximately $187,475,000 in cash, which was paid on or around April 21, 2023.

On November 22, 2023 the Company issued an aggregate of 1,300,000 shares of its Class A Ordinary Shares to the Sponsor upon the Conversion. The 1,300,000 shares of Class A Ordinary Shares issued in connection with the Conversion are subject to the same restrictions as applied to the shares of Class B Ordinary Shares before the Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination and such shares are not entitled to liquidating distributions from the trust account if the Company does not consummate an initial business combination.

At both March 31, 2024 and December 31, 2023 there were 3,700,000 Class B Ordinary Shares issued and outstanding and 1,300,000 Class A Ordinary Shares issued and outstanding (excluding 2,089,996 Class A Ordinary Shares at both dates that were subject to possible redemption) as of March 31, 2024 and December 31, 2023.

Preferred Shares:

The Company is authorized to issue 1,000,000 preferred shares, par value $0.0001, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At March 31, 2024 and December 31, 2023, there were no preferred shares issued or outstanding.

Note 7—Shareholders’ Deficit

Ordinary Shares:

The authorized Ordinary Shares of the Company include 200,000,000 Class A Ordinary Shares, par value, $0.0001, and 20,000,000 Class B ordinary shares, par value, $0.0001, or 220,000,000 Ordinary Shares in total. Upon completion of the Public Offering, the Company may (depending on the terms of the Business Combination) be required to increase the authorized number of shares at the same time as its shareholders vote on the Business Combination to the extent the Company seeks shareholder approval in connection with its Business Combination. Holders of the Class A and Class B ordinary shares vote together as a single class and are entitled to one vote for each share of Class A and Class B Ordinary Shares.

In connection with the Extension, a total of 167 Class A Ordinary Share shareholders elected to redeem an aggregate of 17,910,004 Class A Ordinary Shares, representing approximately 89.6% of the Class A Ordinary Shares then issued and outstanding, for an aggregate of approximately $187,475,000 in cash, which was paid on or around April 21, 2023.

On November 22, 2023 the Company issued an aggregate of 1,300,000 shares of its Class A Ordinary Shares to the Sponsor upon the conversion of an equal number of shares of Class B Ordinary Shares of the Company (the “Conversion”). The 1,300,000 shares of Class A Ordinary Shares issued in connection with the Conversion are subject to the same restrictions as applied to the shares of Class B Ordinary Shares before the Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination and such shares are not entitled to liquidating distributions from the trust account if the Company does not consummate an initial business combination.

At December 31, 2023 and 2022 there were 3,700,000 and 5,000,000, respectively, Class B Ordinary Shares issued and outstanding and 1,300,000 and 0, respectively, Class A Ordinary shares issued and outstanding (excluding 2,089,996 and 20,000,000 shares, respectively, subject to possible redemption) as of December 31, 2023 and December 31, 2022.

Preferred Shares:

The Company is authorized to issue 1,000,000 preferred shares, par value $0.0001, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2023 and December 31, 2022, there were no preferred shares issued or outstanding.